Note 21 - Other Supplemental Information	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Additional Financial Information Disclosure [Text Block]
21.	Other supplemental information

	2019	2018

Cash payments made during the year
Income tax, net of refunds	$73,031	$42,153
Interest	27,685	20,404

Non-cash financing activities
Increases (Decreases) in capital lease obligations	$(616)	$(522)
Dividends declared but not paid	1,992	1,961

Other expenses
Rent expense	$76,893	$74,183